Fair Value Accounting - Fair Value of Financial Assets and Liabilities Measured On A Recurring Basis (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Description
Institutional money market funds		$ 129,643	$ 133,722
Total assets		136,666	157,077
Liability Description
Total liabilities		6,417	468
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Institutional money market funds		0	0
Total assets		0	0
Liability Description
Total liabilities		0	0
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Institutional money market funds		129,643	133,722
Total assets		129,844	133,722
Liability Description
Total liabilities		5,373	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds		0	0
Total assets		6,822	23,355
Liability Description
Total liabilities		1,044	468
Measured On A Recurring Basis
Asset Description
Institutional money market funds	$ 352,549	129,643
Total assets	354,541	136,666
Liability Description
Total liabilities	13,177	6,417
Measured On A Recurring Basis | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Institutional money market funds	0	0
Total assets	0	0
Liability Description
Total liabilities	0	0
Measured On A Recurring Basis | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Institutional money market funds	352,549	129,643
Total assets	352,762	129,844
Liability Description
Total liabilities	12,494	5,373
Measured On A Recurring Basis | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	0	0
Assets	1,779	6,822	23,355
Total assets	1,779	6,822
Liability Description
Liabilities	683	1,044	468
Total liabilities	683	1,044
Cleco Power
Asset Description
Institutional money market funds		74,903	55,900
Total assets		81,214	79,255
Liability Description
Total liabilities		586	468
Cleco Power | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Institutional money market funds		0	0
Total assets		0	0
Liability Description
Total liabilities		0	0
Cleco Power | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Institutional money market funds		74,903	55,900
Total assets		74,903	55,900
Liability Description
Total liabilities		0	0
Cleco Power | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds		0	0
Total assets		6,311	23,355
Liability Description
Total liabilities		586	468
Cleco Power | Measured On A Recurring Basis
Asset Description
Institutional money market funds	198,006	74,903
Assets	1,673	6,311
Total assets	199,679	81,214
Liability Description
Liabilities	524	586
Total liabilities	524	586
Cleco Power | Measured On A Recurring Basis | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Institutional money market funds	0	0
Assets	0	0
Total assets	0	0
Liability Description
Liabilities	0	0
Total liabilities	0	0
Cleco Power | Measured On A Recurring Basis | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Institutional money market funds	198,006	74,903
Assets	0	0
Total assets	198,006	74,903
Liability Description
Liabilities	0	0
Total liabilities	0	0
Cleco Power | Measured On A Recurring Basis | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	0	0
Assets	1,673	6,311	23,355
Total assets	1,673	6,311
Liability Description
Liabilities	524	586	468
Total liabilities	524	586
Financial Transmission Right
Asset Description
Assets		6,822	23,355
Liability Description
Liabilities		1,044	468
Financial Transmission Right | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Assets		0	0
Liability Description
Liabilities		0	0
Financial Transmission Right | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Assets		0	0
Liability Description
Liabilities		0	0
Financial Transmission Right | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Assets		6,822	23,355
Liability Description
Liabilities		1,044	468
Financial Transmission Right | Measured On A Recurring Basis
Asset Description
Assets	1,779	6,822
Liability Description
Liabilities	683	1,044
Financial Transmission Right | Measured On A Recurring Basis | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Assets	0	0
Liability Description
Liabilities	0	0
Financial Transmission Right | Measured On A Recurring Basis | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Assets	0	0
Liability Description
Liabilities	0	0
Financial Transmission Right | Measured On A Recurring Basis | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Assets	1,779	6,822
Liability Description
Liabilities	683	1,044
Financial Transmission Right | Cleco Power
Asset Description
Assets		6,311	23,355
Liability Description
Liabilities		586	468
Financial Transmission Right | Cleco Power | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Assets		0	0
Liability Description
Liabilities		0	0
Financial Transmission Right | Cleco Power | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Assets		0	0
Liability Description
Liabilities		0	0
Financial Transmission Right | Cleco Power | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Assets		6,311	23,355
Liability Description
Liabilities		586	468
Other Commodity Derivatives
Asset Description
Assets		201	0
Liability Description
Liabilities		5,373	0
Other Commodity Derivatives | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Assets		0	0
Liability Description
Liabilities		0	0
Other Commodity Derivatives | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Assets		201	0
Liability Description
Liabilities		5,373	0
Other Commodity Derivatives | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Assets		0	0
Liability Description
Liabilities		0	$ 0
Other Commodity Derivatives | Measured On A Recurring Basis
Asset Description
Assets	213	201
Liability Description
Liabilities	12,494	5,373
Other Commodity Derivatives | Measured On A Recurring Basis | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset Description
Assets	0	0
Liability Description
Liabilities	0	0
Other Commodity Derivatives | Measured On A Recurring Basis | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset Description
Assets	213	201
Liability Description
Liabilities	12,494	5,373
Other Commodity Derivatives | Measured On A Recurring Basis | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Assets	0	0
Liability Description
Liabilities	$ 0	$ 0